Revenue from contracts with customers (Details) - Schedule of movement in contract liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Movement In Contract Liabilities Abstract
Initial balance	S/ 322,680	S/ 280,970	S/ 307,839
Advances received from customers	769,504	707,009	743,431
Compensation of customer advances	(726,454)	(665,299)	(770,300)
Final balance	S/ 365,730	S/ 322,680	S/ 280,970